Convertible Secured Promissory Notes Payable (Details) (USD $)	3 Months Ended		6 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Apr. 16, 2014	Jun. 30, 2014 Secured Notes [Member]	Jun. 30, 2014 Secured Notes [Member]	Jun. 30, 2014 Debt Discount [Member]	Dec. 31, 2013 Debt Discount [Member]
Short-term Debt [Line Items]
Original Value - April 16, 2014			$ 1,339,000		$ 4,600,000				$ (3,236,000)
Installation of payments
Amortization of debt discount	540,000		540,000				3,200,000	540,000
Ending balance - June 30, 2013	1,879,000		1,879,000		4,600,000	4,575,000	4,575,000	(2,696,000)	(3,236,000)
Less: Current Portion	738,000		738,000		4,600,000	(3,145,000)	(3,145,000)	2,407,000
Long Term Portion	$ 1,141,000		$ 1,141,000			$ 1,430,000	$ 1,430,000	$ (289,000)